Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entity [Line Items]
Schedule of Company's principal subsidiaries, consolidated VIEs and VIEs' subsidiaries

	Equity Interest Held	Date of Incorporation or Date of Acquisition	Place of Incorporation	Principal Activities	Notes
Subsidiaries
Leading Ideal HK Limited (“Leading Ideal HK”)	100%	May 15, 2017	Hong Kong, China	Investment holding
Beijing Co Wheels Technology Co., Ltd. (“Wheels Technology”)	100%	December 19, 2017	Beijing, PRC	Technology development and corporate management
Beijing Leading Automobile Sales Co., Ltd.(“Beijing Leading”)	100%	August 6, 2019	Beijing, PRC	Sales and after sales management
Jiangsu Xindian Interactive Sales and Services Co., Ltd. (“Jiangsu XD”)	100%	May 08, 2017	Changzhou, PRC	Sales and after sales management	(i)
Jiangsu CHJ Automobile Co., Ltd. (“Jiangsu CHJ”)	100%	June 23, 2016	Changzhou, PRC	Purchase of manufacturing equipment	(i)
Lixiang Zhizao Automobile Sales & Services (Beijing) Co., Ltd	100%	July 13, 2018	Beijing, PRC	Sales and after sales management	(i)
Lixiang Zhixing Automobile Sales & Services (Shanghai) Co., Ltd	100%	April 12, 2019	Shanghai, PRC	Sales and after sales management	(i)
Lixiang Zhizao Automobile Sales & Services (Chengdu) Co., Ltd	100%	July 9, 2018	Chengdu, PRC	Sales and after sales management	(i)

		Date of Incorporation	Place of Incorporation	Principal Activities	Notes
VIEs
Beijing CHJ Information Technology Co., Ltd. (“Beijing CHJ”)		April 10, 2015	Beijing, PRC	Technology development
Beijing Xindian Transport Information Technology Co., Ltd. (“Xindian Information”)		March 27, 2017	Beijing, PRC	Technology development

VIEs’ subsidiary
Chongqing Lixiang Automobile Co., Ltd. (“Chongqing Lixiang Automobile”)		October 11, 2019	Chongqing, PRC	Manufacturing of automobile	(ii)

Notes:

(i)	All the subsidiaries were VIE’s subsidiaries before the 2021 Reorganization.
(ii)	Upon the completion of 2021 Reorganization, Beijing CHJ and Leading Ideal HK’s subsidiary each held 50% of equity interest of Chongqing Lixiang Automobile which was previously a wholly owned subsidiary of Beijing CHJ.

VIEs and VIEs' subsidiaries
Variable Interest Entity [Line Items]
Schedule of consolidated financial information of the Group's VIEs and VIEs' subsidiaries

	As of December 31,
	2020	2021
	RMB	RMB
Current assets:
Cash and cash equivalents	1,546,193	5,311,800
Restricted cash	1,234,178	2,415,941
Time deposits and short-term investments	2,581,690	8,326,541
Trade receivable	103,271	103,056
Amounts due from the Group companies	7,704,630	23,402,104
Inventories	271,379	1,396,992
Prepayments and other current assets	254,061	220,402
Non‑current assets:
Investment in subsidiaries	609,748	—
Long‑term investments	97,937	97,854
Property, plant and equipment, net	2,335,824	2,329,507
Operating lease right‑of‑use assets, net	1,182,134	731,874
Intangible assets, net	682,083	703,274
Other non‑current assets	218,531	1,107,674
Total assets	18,821,659	46,147,019
Current liabilities:
Short‑term borrowings	—	31,547
Trade and notes payable	3,107,646	8,547,181
Amounts due to the Group companies	12,203,705	31,999,140
Amounts due to related parties	19,206	1,277
Operating lease liabilities, current	170,033	80,606
Deferred revenue, current	230,720	—
Accruals and other current liabilities	453,731	515,036
Non‑current liabilities:
Long-term borrowings	511,638	479,453
Deferred revenue, non‑current	102,898	8,704
Operating lease liabilities, non‑current	973,455	719,628
Finance lease liabilities, non‑current	366,883	—
Deferred tax liabilities, non-current	36,309	153,723
Other non‑current liabilities	157,907	14,333
Total liabilities	18,334,131	42,550,628
Total shareholders’ equity	487,528	3,596,391
Total liabilities and shareholders’ equity	18,821,659	46,147,019

	For the Year Ended December 31,
	2019	2020	2021

Third-party revenues	284,367	8,001,067	6,294,675
Inter-company revenues	974,313	8,553,798	22,287,788

Third-party cost	(284,462)	(7,790,586)	(20,171,861)
Inter-company cost	(352,672)	(7,877,944)	(5,891,611)

Third-party expenses	(1,675,643)	(1,358,507)	(2,401,187)
Inter-company expenses	—	(25,858)	(65,750)

Share of loss from subsidiaries	(5,783)	(1,179)	(13)
Other (expense)/income	(174,403)	40,309	2,610,121
(Loss)/Income before income tax expenses	(1,234,283)	(458,900)	2,662,162
Less: income tax expenses	—	(36,309)	(117,413)
Net (loss)/income from continuing operations	(1,234,283)	(495,209)	2,544,749
Net (loss)/income from discontinued operations	(20,662)	14,373	—
Net (loss)/income	(1,254,945)	(480,836)	2,544,749
Less: Net (loss)/income attributable to non-controlling interests	(5,971)	5,075	—
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	(1,260,916)	(475,761)	2,544,749

	For the Year Ended December 31,
	2019	2020	2021
Net cash provided by inter-company transactions	—	2,194,342	7,341,282
Net cash (used in)/provided by other transactions	(1,607,435)	1,346,069	(8,693,141)
Net cash (used in)/provided by operating activities	(1,607,435)	3,540,411	(1,351,859)

Inter-company loan financing to Group companies	—	—	—
Other investing activities with external entities	(1,976,964)	(1,665,982)	(8,641,045)
Net cash used in investing activities	(1,976,964)	(1,665,982)	(8,641,045)

Inter-company loan financing from Group companies	3,782,378	795,295	14,858,966
Other financing activities with external entities	—	(144,700)	81,308
Net cash provided by financing activities	3,782,378	650,595	14,940,274
Effects of exchange rate changes on cash, cash equivalents and restricted cash	19,746	(188)	—
Net increase in cash, cash equivalents and restricted cash	217,725	2,524,836	4,947,370
Cash, cash equivalents and restricted cash at beginning of the year	37,810	255,535	2,780,371
Cash, cash equivalents and restricted cash at end of the year	255,535	2,780,371	7,727,741
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of the year	147	—	—
Cash, cash equivalents and restricted cash of continuing operations at end of the year	255,388	2,780,371	7,727,741